Non-interest income	12 Months Ended
Dec. 31, 2018
Non-interest income
Non-interest income

2 Non-interest income

	2018	2017	2016
	£m	£m	£m
Net fees and commissions	2,357	2,455	2,535
Loss on redemption of own debt	—	(7)	(126)

Income from trading activities
Foreign exchange	643	525	989
Interest rate	695	(50)	(480)
Credit	45	197	336
Changes in fair value of own debt and derivative liabilities attributable to own credit
- debt securities in issue	72	12	87
- derivative liabilities	20	(81)	67
Equities, commodities and other	32	31	(25)
	1,507	634	974

Other operating income
Operating lease and other rental income	256	276	287
Changes in the fair value of financial assets and liabilities designated at fair value through profit or loss	(26)	60	(13)
Changes in the fair value of own debt designated as at fair value through profit or loss attributable to own credit risk
- debt securities in issue	—	—	41
- subordinated liabilities	—	—	(15)
Changes in fair value of other financial assets fair value through profit or loss	18	—	—
Hedge ineffectiveness	(65)	39	—
Profit/(loss) on disposal of amortised cost assets	44	(35)	(277)
Profit on disposal of fair value through other comprehensive income assets	34	226	71
Profit on sale of property, plant and equipment	50	75	18
Share of profits of associated entities	83	104	59
(Loss)/profit on disposal of subsidiaries and associates	(72)	245	273
Other income (1)	560	74	55
	882	1,064	499
Non-interest income	4,746	4,146	3,882

Note:

(1)	Includes income from activities other than banking. 2018 includes insurance recoveries of £357 million.